BORROWINGS - Schedule of Undiscounted principal payments (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Loan repaid according to the schedule
2025	¥ 3,734,414	$ 511,613
2026	772,198	105,791
2027	373,070	51,110
2028	671,354	91,975
2029	150,000	20,550
Total long term debt	¥ 5,701,036	$ 781,039